Stockholders' Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in accumulated other comprehensive income (loss) rollforward
Balances	$ 12,690.9
Purchase of subsidiary shares from noncontrolling interest	(6.7)	$ (16.6)
Adjustments for reinsurance	131.8
Balances	7,175.9	12,690.9
Accumulated other comprehensive income (loss)
Change in accumulated other comprehensive income (loss) rollforward
Balances	3,370.9	3,986.9	$ 2,620.7
Other comprehensive income (loss) during the period, net of adjustments	(9,110.2)	(613.8)	1,420.0
Amounts reclassified to accumulated other comprehensive income (loss)	239.9	(4.2)	(53.8)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(8,870.3)	(618.0)	1,366.2
Net assets transferred to affiliate due to change in benefit plan sponsorship		2.0
Adjustments for reinsurance	131.8
Balances	(5,367.6)	3,370.9	3,986.9
Net unrealized gains (losses) on available-for-sale securities
Change in accumulated other comprehensive income (loss) rollforward
Balances	3,302.4	3,955.5	2,602.9
Other comprehensive income (loss) during the period, net of adjustments	(9,111.3)	(669.3)	1,428.7
Amounts reclassified to accumulated other comprehensive income (loss)	262.9	16.2	(32.0)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(8,848.4)	(653.1)	1,396.7
Adjustments for reinsurance	124.4
Balances	(5,421.6)	3,302.4	3,955.5
Net unrealized gains (losses) on available-for-sale debt securities with allowance for credit losses	(1.8)	(0.6)	(2.6)
Net unrealized gains (losses) on available-for-sale securities | ASU 2016-13 - CECL | Effects of implementation of accounting change
Change in accumulated other comprehensive income (loss) rollforward
Balances		(44.1)
Balances			(44.1)
Noncredit component of impairment losses on fixed maturities available-for-sale
Change in accumulated other comprehensive income (loss) rollforward
Balances			(44.1)
Noncredit component of impairment losses on fixed maturities available-for-sale | ASU 2016-13 - CECL | Effects of implementation of accounting change
Change in accumulated other comprehensive income (loss) rollforward
Balances		44.1
Balances			44.1
Net unrealized gains (losses) on derivative instruments
Change in accumulated other comprehensive income (loss) rollforward
Balances	52.1	18.5	53.7
Other comprehensive income (loss) during the period, net of adjustments	2.4	53.7	(13.2)
Amounts reclassified to accumulated other comprehensive income (loss)	(22.2)	(20.1)	(22.0)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(19.8)	33.6	(35.2)
Adjustments for reinsurance	7.4
Balances	39.7	52.1	18.5
Unrecognized postretirement benefit obligations
Change in accumulated other comprehensive income (loss) rollforward
Balances	16.4	12.9	8.2
Other comprehensive income (loss) during the period, net of adjustments	(1.3)	1.8	4.5
Amounts reclassified to accumulated other comprehensive income (loss)	(0.8)	(0.3)	0.2
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(2.1)	1.5	4.7
Net assets transferred to affiliate due to change in benefit plan sponsorship		2.0
Balances	$ 14.3	$ 16.4	$ 12.9